Inventories - Summary of Inventories (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2022	Dec. 31, 2021
Inventories [Line Items]
Merchandise held for resale	₽ 36,883	₽ 27,106
Other inventories	1,009	752
Right of return assets	396	417
Inventory valuation allowance	(3,673)	(1,913)
Inventories	₽ 34,615	₽ 26,362